Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05061534

CERTNYS

1-15897

NYSE

August 2, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares MSCI Growth Index Fund and iShares MSCI Value Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 2, 2005. Tentative listing date – August 5, 2005.

Sincerely,

PROCESSED
AUG 04 2005
THOMSON
FINANCIAL